Consolidated Statements Of Partners' Capital (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Increase (Decrease) in Partners' Capital [Roll Forward]
Partners' Capital, Beginning Balance	$ 3,330,605	$ 3,124,688	$ 2,693,939
Contributions	626,568	248,863	450,412
Net income allocable to general and limited partner units	765,337	299,401	280,902
Distributions	(748,378)	(346,555)	(300,996)
Accumulated other comprehensive loss	2,261	2,321	2,298
Unearned compensation	5,002	4,364	6,537
Conversion of redeemable partnership units	30,291	34,621	85,498
Adjustment to reflect redeemable partnership units at redemption value	175,485	(37,098)	(93,902)
Partners' Capital, Ending Balance	$ 4,187,171	$ 3,330,605	$ 3,124,688